Quarterly Report
September 30, 2023
MFS®  Value Series
MFS® Variable Insurance Trust
VLU-Q3

Portfolio of Investments
9/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 100.8%
Aerospace & Defense – 6.6%
General Dynamics Corp.	186,108	$41,124,285
Honeywell International, Inc.	215,454	39,802,972
Northrop Grumman Corp.	120,540	53,060,502
RTX Corp.	248,696	17,898,651
		$151,886,410
Alcoholic Beverages – 1.5%
Diageo PLC	915,095	$33,747,632
Brokerage & Asset Managers – 4.3%
BlackRock, Inc.	36,409	$23,538,054
Citigroup, Inc.	645,652	26,555,667
KKR & Co., Inc.	265,786	16,372,418
NASDAQ, Inc.	655,220	31,837,140
		$98,303,279
Business Services – 3.1%
Accenture PLC, “A”	158,371	$48,637,318
Equifax, Inc.	119,857	21,955,405
		$70,592,723
Cable TV – 4.0%
Charter Communications, Inc., “A” (a)	57,984	$25,502,523
Comcast Corp., “A”	1,472,909	65,308,785
		$90,811,308
Chemicals – 0.7%
PPG Industries, Inc.	118,693	$15,406,351
Construction – 1.3%
Otis Worldwide Corp.	96,104	$7,718,112
Sherwin-Williams Co.	84,472	21,544,584
		$29,262,696
Consumer Products – 2.3%
Kenvue, Inc.	1,135,163	$22,794,073
Kimberly-Clark Corp.	150,144	18,144,902
Reckitt Benckiser Group PLC	164,183	11,606,522
		$52,545,497
Electrical Equipment – 0.7%
Johnson Controls International PLC	291,226	$15,496,136
Electronics – 6.1%
Analog Devices, Inc.	231,723	$40,572,380
KLA Corp.	76,261	34,977,870
NXP Semiconductors N.V.	133,288	26,646,937
Texas Instruments, Inc.	242,990	38,637,840
		$140,835,027
Energy - Independent – 5.7%
ConocoPhillips	571,876	$68,510,745
EOG Resources, Inc.	189,549	24,027,231
Pioneer Natural Resources Co.	168,758	38,738,399
		$131,276,375

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 3.1%
Archer Daniels Midland Co.	94,065	$7,094,382
Nestle S.A.	339,135	38,295,595
PepsiCo, Inc.	147,108	24,925,980
		$70,315,957
Gaming & Lodging – 1.4%
Marriott International, Inc., “A”	165,738	$32,577,461
Health Maintenance Organizations – 3.0%
Cigna Group	244,004	$69,802,224
Insurance – 11.7%
Aon PLC	189,478	$61,432,557
Chubb Ltd.	240,655	50,099,558
Marsh & McLennan Cos., Inc.	328,023	62,422,777
Progressive Corp.	427,627	59,568,441
Travelers Cos., Inc.	218,152	35,626,403
		$269,149,736
Machinery & Tools – 4.3%
Eaton Corp. PLC	153,171	$32,668,311
Illinois Tool Works, Inc.	138,363	31,866,383
PACCAR, Inc.	174,752	14,857,415
Trane Technologies PLC	97,628	19,809,697
		$99,201,806
Major Banks – 7.0%
JPMorgan Chase & Co.	672,329	$97,501,152
Morgan Stanley	506,145	41,336,862
PNC Financial Services Group, Inc.	185,555	22,780,587
		$161,618,601
Medical & Health Technology & Services – 2.4%
McKesson Corp.	125,327	$54,498,446
Medical Equipment – 4.8%
Abbott Laboratories	278,077	$26,931,757
Boston Scientific Corp. (a)	383,452	20,246,266
Danaher Corp.	47,836	11,868,112
Medtronic PLC	253,614	19,873,193
Thermo Fisher Scientific, Inc.	61,440	31,099,085
		$110,018,413
Other Banks & Diversified Financials – 2.1%
American Express Co.	270,469	$40,351,270
Truist Financial Corp.	290,891	8,322,392
		$48,673,662
Pharmaceuticals – 7.0%
AbbVie, Inc.	132,646	$19,772,213
Johnson & Johnson	365,370	56,906,377
Merck & Co., Inc.	308,368	31,746,486
Pfizer, Inc.	1,333,653	44,237,270
Roche Holding AG	27,332	7,455,218
		$160,117,564

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 2.6%
Canadian National Railway Co.	121,277	$13,137,937
Union Pacific Corp.	224,004	45,613,935
		$58,751,872
Real Estate – 2.1%
Prologis, Inc., REIT	360,047	$40,400,874
Public Storage, Inc., REIT	31,273	8,241,061
		$48,641,935
Specialty Chemicals – 2.0%
Corteva, Inc.	214,109	$10,953,816
DuPont de Nemours, Inc.	481,469	35,912,773
		$46,866,589
Specialty Stores – 3.2%
Lowe's Cos., Inc.	238,716	$49,614,734
Target Corp.	224,869	24,863,765
		$74,478,499
Utilities - Electric Power – 7.8%
American Electric Power Co., Inc.	148,431	$11,164,980
Dominion Energy, Inc.	647,817	28,937,985
Duke Energy Corp.	474,078	41,842,124
Exelon Corp.	518,960	19,611,498
PG&E Corp. (a)	925,213	14,923,686
Southern Co.	649,063	42,007,357
Xcel Energy, Inc.	345,152	19,749,598
		$178,237,228
Total Common Stocks		$2,313,113,427
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 5.4% (v)	7,340,514	$7,341,982

Other Assets, Less Liabilities – (1.1)%		(24,963,978)
Net Assets – 100.0%		$2,295,491,431
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,341,982 and $2,313,113,427, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,208,870,523	$—	$—	$2,208,870,523
Switzerland	—	45,750,813	—	45,750,813
United Kingdom	11,606,522	33,747,632	—	45,354,154
Canada	13,137,937	—	—	13,137,937
Mutual Funds	7,341,982	—	—	7,341,982
Total	$2,240,956,964	$79,498,445	$—	$2,320,455,409
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$29,657,201	$239,936,735	$262,238,479	$(11,770)	$(1,705)	$7,341,982
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$804,480	$—